Equity - Additional Information (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Subscribed and fully paid share capital		$ 107,101,000,000
Shares par value		0
Shares held in treasury		$ 2,000,000
Percentage of legal reserve on net income		5.00%
Tax incentives reserve		$ 179,000,000	$ 203,000,000
Equity profit retention reserve		6,549,000,000
Cumulative translation adjustment	[1]	(1,465,000,000)	(6,409,000,000)	$ (851,000,000)
Actuarial gains (losses) on defined benefit pension plans		(4,098,000,000)	(3,249,000,000)	1,635,000,000
Foreign exchange rate variation loss		(3,510,000,000)	(8,950,000,000)	$ (543,000,000)
Cumulative balance of foreign exchange variation losses		$ (100,469,000,000)	(94,785,000,000)
Minimum mandatory dividend percentage		25.00%
Dividend payable to shareholders		$ 1,530,000,000	1,005,000,000
Dividend payable to non-controlling shareholders		1,558,000,000	$ 1,109,000,000
Debt amount base		$ 60,000,000,000
Percentage difference		60.00%
SUDENE And SUDAM [Member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Tax incentives reserve		$ 177,000,000
Common and preferred shares [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Minimum mandatory dividend percentage		25.00%
Preference shares' dividend percentage on net book value		3.00%
Preference shares' dividend percentage on share capital		5.00%
Petrobras [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Cumulative translation adjustment		$ 1,431,000,000
Dividend payable to non-controlling shareholders		28,000,000
Brazil member
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Tax incentives reserve		209,000,000
Tax incentives reserve reinvestments with own resources		$ 5,000,000
Bottom of range [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Percentage of legal reserve on net income		0.50%
Top of range [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Percentage of legal reserve on net income		5.00%
Cumulative translation adjustment [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Foreign exchange rate variation loss		$ 248,000,000
Cumulative balance of foreign exchange variation losses		$ 13,292,000,000
Common Shares [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Shares outstanding		7,442,454,142
Shares held in treasury		$ 222,760,000,000
Minimum mandatory dividend percentage		25.00%
Dividend Distribution Proposed		$ 2,687,000,000
Adjusted income, net of withholding income tax rate		15.00%
Preference Shares [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Shares outstanding		5,602,042,788
Shares held in treasury		$ 72,909,000,000
Percentage On Preferred Share Capital		5.00%

[1]	It includes a US$ 131 loss (a US$ 236 loss in 2018 and a US$ 49 loss in 2017), of cumulative translation adjustments in associates and joint ventures.